INCOME TAXES (Schedule Of Income Taxes Provision And Net Income (Loss) Per Share, If Tax Exemption Granted To Groups Subsidiaries, VIEs And VIEs Subsidiaries, Since 2009 Had Not Been Available) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes	$ 6,517	$ (3,980)	$ 1,384
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders, if tax exemption granted had not been available
Basic (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)
Diluted (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)
No Tax Holidays In Effect [Member]
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes	$ 8,224	$ 738	$ 11,230
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders, if tax exemption granted had not been available
Basic (in dollars per share)	$ 0.03	$ (0.03)	$ (0.04)
Diluted (in dollars per share)	$ 0.03	$ (0.03)	$ (0.04)